Investment Objectives and Goals	Oct. 24, 2025
GraniteShares 2x LONG IONQ Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of IonQ, Inc. (NYSE: IONQ).
GraniteShares 2x LONG XYZ Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Block, Inc. (NYSE: XYZ).
GraniteShares 2x Long MARA Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of MARA Holdings Inc. (NASDAQ: MARA).
GraniteShares 2x Short MSTR Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of MicroStrategy Inc. (NASDAQ: MSTR).
GraniteShares 2x Long MRVL Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Marvell Technology, Inc. (NASDAQ: MRVL).
GraniteShares 2x long PDD Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of PDD Holdings Inc. (NASDAQ: PDD).
GraniteShares 2x Long RDDT Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Reddit Inc. (NYSE: RDDT).
GraniteShares 2x long RIOT Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Riot Platforms, Inc. (NASDAQ: RIOT).
GraniteShares 2x long HOOD Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Robinhood Markets, Inc. (NASDAQ: HOOD).
GraniteShares 2x LONG NOW Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of ServiceNow, Inc. (NYSE: NOW).
GraniteShares 2x Long SNOW Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Snowflake Inc. (NYSE: SNOW).
GraniteShares 2x long VRT Daily ETF – Summary
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Vertiv Holdings Co. (NYSE: VRT).